UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21584

The Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(614) 470-8000

Date of fiscal year end:	October 31

Date of reporting period:	1/31/2014

Item 1.    Schedules of Investments.

The Victory Institutional Funds	Schedule of Portfolio Investments
Institutional Diversified Stock Fund	January 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)

Consumer Discretionary (10.3%):
Comcast Corp., Class A	191,330	$10,418
Dick’s Sporting Goods, Inc.	85,850	4,507
DIRECTV (a)	32,080	2,227
General Motors Co. (a)	230,130	8,303
International Game Technology	234,000	3,377
News Corp., Class A (a)	482,010	7,693
PVH Corp.	76,440	9,239
		45,764
Consumer Staples (7.2%):
Anheuser-Busch InBev NV, ADR	78,560	7,533
The Procter & Gamble Co.	156,300	11,976
Wal-Mart Stores, Inc.	165,000	12,322
		31,831
Energy (7.7%):
Anadarko Petroleum Corp.	150,247	12,123
BP PLC, ADR	170,060	7,974
Chesapeake Energy Corp.	263,050	7,079
Occidental Petroleum Corp.	78,390	6,865
		34,041
Financials (14.4%):
Bank of America Corp.	272,500	4,564
Bank of New York Mellon Corp.	257,170	8,219
Capital One Financial Corp.	152,300	10,754
Citigroup, Inc.	257,880	12,231
JPMorgan Chase & Co.	280,840	15,548
MetLife, Inc.	201,144	9,866
Wells Fargo & Co.	66,180	3,001
		64,183
Health Care (13.0%):
Abbott Laboratories	192,800	7,068
Baxter International, Inc.	107,520	7,344
Johnson & Johnson	75,090	6,643
Merck & Co., Inc.	263,415	13,952
Pfizer, Inc.	337,420	10,258
Roche Holdings Ltd., ADR	116,990	8,026
Zimmer Holdings, Inc.	46,900	4,407
		57,698
Industrials (16.6%):
C.H. Robinson Worldwide, Inc.	152,500	8,927
Danaher Corp.	73,730	5,485
Eaton Corp. PLC	90,760	6,634
General Dynamics Corp.	157,680	15,975
Koninklijke Philips NVR, NYS	336,300	11,669
Nielsen Holdings NV	119,000	5,033
Siemens AG, ADR	94,210	11,897
United Parcel Service, Inc., Class B	86,096	8,199
		73,819
Information Technology (22.9%):
Altera Corp.	241,690	8,080
Apple, Inc.	38,980	19,514
Applied Materials, Inc.	520,530	8,755
Cisco Systems, Inc.	409,500	8,972
Citrix Systems, Inc. (a)	171,840	9,291
EMC Corp.	679,910	16,481
Google, Inc., Class A (a)	12,260	14,479

See notes to schedules of investments.

Security Description	Shares	Value
Intel Corp.	658,380	$16,157
		101,729
Materials (6.0%):
Air Products & Chemicals, Inc.	134,520	14,143
Nucor Corp.	127,500	6,165
The Dow Chemical Co.	138,940	6,323
		26,631
Total Common Stocks (Cost $377,824)		435,696

Investment Companies (2.1%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	9,282,000	9,282
Total Investment Companies (Cost $9,282)		9,282
Total Investments (Cost $387,106) — 100.2%		444,978
Liabilities in excess of other assets — (0.2)%		(792)
NET ASSETS - 100.00%		$444,186

(a)        Non-income producing security.

(b)        Rate disclosed is the daily yield on 1/31/14.

ADR—American Depositary Receipt

NYS—New York Registered Shares

PLC—Public Liability Co.

See notes to schedules of investments.

Header

1.                                      Federal Tax Information:

At January 31, 2014, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

Net Tax
		Tax	Tax	Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation /
Portfolio	Securities	Appreciation	(Depreciation)	(Depreciation)
Institutional Diversified Stock Fund	388,316	61,435	(4,168)	57,267

2.             Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Institutional Fund (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust currently offers shares of one fund, the Institutional Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended January 31, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2014, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

		LEVEL 2 - Other
	Level 1 - Quoted	Significant
	Prices	Observable Inputs	Total
	Investments in	Investments in	Investments in
	Securities	Securities	Securities
Investment
Common Stocks	$435,696	$—	$435,696
Investment Companies	—	9,282	9,282
Total	$435,696	$9,282	$444,978

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

3.                                      Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2.   Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Victory Institutional Funds

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date:	March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President

Date:	March 26, 2014

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date:	March 26, 2014